Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Contributed Surplus [Member]	Warrants [Member]	Accumulated other Comprehensive Income [Member]	Deficit [Member]	Share Capital [Member]
Balance, amount at Sep. 30, 2023	$ 7,146	$ 9,249	$ 4,725	$ 5,890	$ (127,759)	$ 115,041
Statement [Line Items]
Stock-based compensation	1,669	1,669	0	0	0	0
Issue of shares	169	0	0	0	0	169
Exercise of options	693	(498)	0	0	0	1,191
Cumulative translation adjustment	(686)	0	0	(686)	0	0
Net loss for the period	(1,371)	0	0	0	(1,371)	0
Balance, amount at Jun. 30, 2024	7,620	10,420	4,725	5,204	(129,130)	116,401
Balance, amount at Sep. 30, 2024	8,585	10,904	4,725	5,792	(129,244)	116,408
Statement [Line Items]
Stock-based compensation	1,246	1,246	0	0	0	0
Issue of shares	11,582	0	0	0	0	11,582
Exercise of options	42	(30)	0	0	0	72
Cumulative translation adjustment	(436)	0	0	(436)	0	0
Net loss for the period	1,315	0	0	0	1,315	0
Balance, amount at Jun. 30, 2025	$ 22,334	$ 12,120	$ 4,725	$ 5,356	$ (127,929)	$ 128,062